LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
9. LONG-TERM INVESTMENTS
The Group’s long-term investments consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Equity method investments	36,588	58,479
Equity securities accounted for under alternative measurement	4,200	5,900
Equity securities with readily determinable fair values	158,072	94,552

Long-term investments	198,860	158,931

Major investments made by the Company during the years ended December 31, 2018, 2019 and 2020 are summarized as follows:
Investments accounted for using equity method
The investments accounted for using equity method represent the Group’s equity investment over which the Group is able to exercise significant influence in the form of ordinary shares of the investee. The investments accounted for under equity methods are individually immaterial for the periods presented.
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2020 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2018	16,799
Addition	23,200
Dividends received	(190)
Share of cumulative loss for the year ended December 31, 2019	(3,221)

Total value booked under equity method as of December 31, 2019	36,588
Addition	28,883
Dividends received	(204)
Disposal of long-term investments	(2,954)
Share of cumulative loss for the year ended December 31, 2020	(3,834)

Total value booked under equity method as of December 31, 2020	58,479

Equity securities accounted for under alternative measurement
The investments accounted for under alternative measurement represent the Group’s equity investment over which the Group is not able to exercise significant influence in the form of ordinary shares of the investee. The equity investments accounted for under alternative measurement are individually immaterial for the periods presented.
Equity securities with readily determinable fair values
Investment in GXG
In May 2019, the Group purchased 22,740,000 ordinary shares of a Hong Kong listed Company - GXG (1817. HK) - with a total consideration of US$ 13 million, and recorded its investment in GXG with initial cost of US$ 13 million (equivalent to approximately RMB 89,517). As of December 31, 2019 and 2020, based on the market price, the Group re-measured
the investment at a fair value of RMB 158,072 and RMB 94,552, respectively, and recorded the unrealized changes in fair value with a gain of RMB 68,555 and a loss of RMB 56,383 in Financial income/(expense), net in the Consolidation Statements of Comprehensive Loss for years ended December 31, 2019 and 2020, respectively. This investment is classified as equity securities with readily determinable fair values.